Form N-1A Cover	Sep. 28, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	SHORT-TERM INVESTMENTS TRUST
Entity Central Index Key	0000205007
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 28, 2026
Prospectus Date	Oct. 22, 2026